PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

8. PROPERTY AND EQUIPMENT, NET

        Property and equipment, net consists of the following at:

	December 31,
	2011	2012
Film projection equipment	14,326,138	24,841,457
Furniture and office equipment	1,153,175	1,668,538
Transportation equipment	670,068	761,874
Leasehold improvements	26,015,895	41,664,495

	42,165,276	68,936,364
Less: accumulated depreciation	(5,113,981)	(8,766,890)

	37,051,295	60,169,474
Construction in progress	3,157,152	39,135

Property and equipment, net	40,208,447	60,208,609

        Depreciation expense for the years ended December 31, 2010, 2011 and 2012 was $840,677, $2,032,836 and $3,555,734, respectively.